Investment and Fair Value Measurement (Details) - Schedule of Unrealized Gains and Losses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Unrealized Gains and Losses [Abstract]
Upward adjustments	$ 6,431,088	$ 6,108,872
Downward adjustments and impairment		(520,821)
Total unrealized gain from fair value change of non-marketable investments, net	$ 6,431,088	$ 5,588,051